Share-Based Payments (Details) - Schedule of the Outstanding Potential Shares from Warrants - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Outstanding Potential Shares from Warrants [Abstract]
Executive Director	489,375	395,000
Non-Executive Directors	25,650	24,800
Management team (excluding the Executive Director)	517,912	408,300
Other employees, consultants, and former service providers	604,836	397,678
Total outstanding at December 31	1,637,773	1,225,778